united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number:	811-23373

Exchange Place Advisors Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)     (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Stacy H. Louizos, Esq.

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

(212) 885-5147

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2025

Item 1. Reports to Stockholders.

(a)

Fort Pitt Capital Total Return Fund

 (FPCGX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Fort Pitt Capital Total Return Fund for the period of November 1, 2024 to December 31, 2025. You can find additional information about the Fund at https://www.fortpittcapitalfunds.com/. You can also request this information by contacting us at 800-471-5827.

This report describes changes to the Fund that occurred during the reporting period.

This report describes material fund changes to the Fund that occurred during the period in the MATERIAL FUND CHANGES section of this report.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fort Pitt Capital Total Return Fund	$110	1.00%

How did the Fund perform in the past 12 months and what affected its performance?

The Fort Pitt Capital Total Return Fund (FPCGX) (the "Fund") returned 19.14% for the 12 months ended October 31, 2025. This compares with a total return of 21.45% for the S&P 500 Index (“S&P 500”) for the same period.

Market and economic outcomes were much more favorable compared to the adverse expectations priced into equity markets in early April, post “Liberation Day” tariff announcements. Economic growth held up well with AI-related infrastructure spending accounting for a disproportionate share of GDP growth. Inflation remained fairly well contained and aggregate corporate profit margins were a contributor to strong corporate earnings growth. While signs of labor market weakness have emerged, investors have opted to take the glass half full approach and focus on the Federal Reserve’s shift to an interest rate policy easing cycle.

The most significant contributors were Broadcom, Lam Research, Advanced Micro Devices, and Alphabet. An unsurprising outcome given the strong tailwinds of massive AI capital spending and bullish investor sentiment surrounding the technology infrastructure space, or more specifically, stocks currently crowned the AI winners.

The Fund’s underperformance in the fiscal year was driven by a more diverse lineup. The most significant detractors were Zebra Technologies and Fiserv within the technology sector, Arthur J. Gallagher and Apollo Global Management within the financial services sector, and Lululemon Athletica in the consumer discretionary sector.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Fort Pitt Capital Total Return Fund
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$39,196
$31,156
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Fort Pitt Capital Total Return Fund	S&P 500® Index
Oct-2015	$10,000	$10,000
Oct-2016	$10,597	$10,451
Oct-2017	$13,478	$12,921
Oct-2018	$13,951	$13,870
Oct-2019	$15,849	$15,857
Oct-2020	$15,728	$17,397
Oct-2021	$21,862	$24,862
Oct-2022	$18,175	$21,230
Oct-2023	$18,915	$23,383
Oct-2024	$26,151	$32,272
Oct-2025	$31,156	$39,196

Average Annual Total Returns

	1 Year	5 Years	10 Years
Fort Pitt Capital Total Return Fund	19.14%	14.65%	12.03%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund is the successor to the Fort Pitt Capital Total Return Fund, a series of Advisors Series Trust (the "Predecessor Fund"), which commenced operations on December 31, 2001. The Fund's performance for periods prior to June 28, 2024 is that of the Predecessor Fund.

Fund Statistics

Net Assets	$64,539,850
Number of Portfolio Holdings	28
Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))	$304,022
Portfolio Turnover	27%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Advanced Micro Devices, Inc.	8.9%
Microsoft Corp.	7.8%
Parker-Hannifin Corp.	7.7%
Lam Research Corp.	6.8%
Broadcom, Inc.	6.7%
Alphabet, Inc., Class A	6.0%
Thermo Fisher Scientific, Inc.	5.5%
GXO Logistics, Inc.	4.8%
Arthur J. Gallagher & Co.	4.1%
Abbott Laboratories	4.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
37.6%
Industrials
20.4%
Financials
15.8%
Health Care
11.7%
Communications
6.0%
Consumer Discretionary
5.7%
Consumer Staples
1.2%
Materials
1.2%
Money Market Funds
0.5%

Value	Value
Money Market Funds	0.5%
Materials	1.2%
Consumer Staples	1.2%
Consumer Discretionary	5.7%
Communications	6.0%
Health Care	11.7%
Financials	15.8%
Industrials	20.4%
Technology	37.6%

Material Fund Changes

This is a summary of certain changes to the Fund since November 1, 2024. For more complete information you may review the Fund's prospectus, which is available upon request at 1-866-688-8775 or on the Fund's website at https://www.fortpittcapitalfunds.

Kovitz Investment Group Partners, LLC (the “Current Adviser”) will undergo an internal restructuring (“Transaction”) to be effective on or about December 31, 2025 (“Closing Date”) that will result in the transfer of the Current Adviser’s assets and liabilities to Focus Partners Wealth, LLC (“New Adviser”) which is also a wholly-owned subsidiary of the Current Adviser’s parent (“Focus Financial”). As a result of the Transaction, the Current Advisory Agreement will be terminated as of the Closing Date. The Transaction is subject to regulatory approvals and customary closing conditions. There is no assurance that the Transaction will close.

In connection with the Transaction, it is proposed that the Fund be reorganized into Kovitz Core Equity ETF (“Acquiring Fund”), a series of Valued Advisers Trust, which is also advised by the New Adviser and that operates as an ETF (“Reorganization”). At a meeting held on December 9-10, 2025, the Board approved the Agreement and Plan of Reorganization (“Plan”) for the Reorganization. Pursuant to the Plan, the Fund will transfer substantially of its assets and all of its liabilities to the Acquiring Fund in exchange for newly issued common shares of the Acquiring Fund. The Reorganization is expected to close in Q2 2026 subject to the fulfillment of closing conditions, including the approval of the Plan by the Fund’s shareholders. More detailed information regarding the Reorganization and the proposals to be voted upon at the Fund’s special meeting of shareholders will be provided in a proxy statement/prospectus in connection with the special meeting.

At the December meeting, the Board also unanimously voted to approve, and to recommend that shareholders approve, an investment advisory agreement between the New Adviser on behalf of the Fund (“New Advisory Agreement”), on substantially the same terms as the Current Advisory Agreement. Under the New Advisory Agreement, the New Adviser will provide investment advisory services to the Fund on the same terms and conditions and advisory fee rate as those currently in effect. The Fund’s investment objective, policies, risks, principal or non-principal strategies, and fundamental or non-fundamental investment restrictions will not change as a result of the Transaction. All of the investment advisory personnel who currently manage the Fund are expected to continue to do so after the Closing Date. The New Advisory Agreement will be submitted to the Fund’s shareholders for approval at the forthcoming special meeting of Fund shareholders. Shareholders will be asked to approve the New Advisory Agreement in the event the Reorganization is not approved or not consummated in a timely manner.

Pending shareholder approval of the New Advisory Agreement, the New Adviser will act as the adviser to the Fund pursuant to an interim advisory agreement which was also approved by the Board and that will take effect on the Closing Date. The interim advisory agreement has substantially the same terms as the Current Advisory Agreement except for the start and end date of the agreement and other provisions applicable to the interim investment advisory agreement as required under the 1940 Act. The New Adviser will continue managing the Fund under either the interim advisory agreement or the New Advisory Agreement until the Reorganization is consummated. Shareholder approval of the New Advisory Agreement is also necessary to permit payment to the New Adviser of the fees accrued under the interim advisory agreement even if the Reorganization is separately approved.

Fort Pitt Capital Total Return Fund - (FPCGX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.fortpittcapitalfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19 (a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.

(a)(2)	David B. Boon and Donald J. Herrema are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Fort Pitt Capital Total Return Fund:	October 31, 2025	$17,200
	October 31, 2024	$17,200

(b)

Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

Fort Pitt Capital Total Return Fund:	October 31, 2025	$0
	October 31, 2024	$0

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Fort Pitt Capital Total Return Fund:	October 31, 2025	$3,250
	October 31, 2024	$3,250

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees. The aggregate fees billed for the fiscal years ended October 31, 2025 and October 31, 2024 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 and $0, respectively.

Fort Pitt Capital Total Return Fund:	October 31, 2025	$0
	October 31, 2024	$0

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

All non-audit fees billed by the registrant’s accountant for services rendered to the registrant for the fiscal years ended October 31, 2025 and October 31, 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)

Not applicable. The auditor performed no services for the registrant’s investment advisers or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

ANNUAL FINANCIAL STATEMENTS

& OTHER INFORMATION

October 31, 2025

FORT PITT CAPITAL TOTAL RETURN FUND

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

www.fortpittcapitalfunds.com

Fort Pitt Capital Total Return Fund

Schedule of Investments

October 31, 2025

	Shares	Fair Value
COMMON STOCKS — 99.54%
Communications — 5.97%
Alphabet, Inc., Class A	13,712	$3,855,677

Consumer Discretionary — 5.70%
Amazon.com, Inc.(a)	5,610	1,370,074
Builders FirstSource, Inc.(a)	6,970	809,705
Lowe’s Companies, Inc.	6,293	1,498,552
		3,678,331
Consumer Staples — 1.23%
PepsiCo, Inc.	5,449	796,044

Financials — 15.77%
Apollo Asset Management, Inc., Class A	19,022	2,364,624
Arthur J. Gallagher & Co.	10,688	2,666,549
Blackstone, Inc., Class A	11,034	1,618,026
Intercontinental Exchange, Inc.	10,995	1,608,459
PNC Financial Services Group, Inc. (The)	10,530	1,922,252
		10,179,910
Health Care — 11.72%
Abbott Laboratories	21,557	2,664,876
Danaher Corp.	6,288	1,354,309
Thermo Fisher Scientific, Inc.	6,243	3,542,217
		7,561,402
Industrials — 20.38%
Deere & Co.	2,035	939,417
GXO Logistics, Inc.(a)	55,486	3,118,868
Keysight Technologies, Inc.(a)	12,297	2,249,859
Parker-Hannifin Corp.	6,401	4,946,885
RTX Corp.	10,646	1,900,311
		13,155,340
Materials — 1.20%
Carlisle Companies, Inc.	2,377	772,644

Technology — 37.57%
Accenture PLC, Class A	4,197	1,049,670
Adobe, Inc.(a)	3,307	1,125,405
Advanced Micro Devices, Inc.(a)	22,458	5,751,942
Apple, Inc.	4,111	1,111,491
Broadcom, Inc.	11,719	4,331,694
Lam Research Corp.	27,760	4,371,090
Microsoft Corp.	9,761	5,054,343
Zebra Technologies Corp., Class A(a)	5,366	1,444,796
		24,240,431
Total Common Stocks (Cost $28,983,445)		64,239,779

MONEY MARKET FUNDS — 0.49%
Invesco Government & Agency Portfolio, Institutional Class, 4.06%(b)	318,777	318,777

See accompanying notes which are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

Schedule of Investments (continued)

October 31, 2025

MONEY MARKET FUNDS — 0.49% (continued)
Total Money Market Funds (Cost $318,777)	$318,777

Total Investments — 100.03%
(Cost $29,302,222)	64,558,556

Liabilities in Excess of Other Assets — (0.03)%	(18,706)
NET ASSETS — 100.00%	$64,539,850

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

Statement of Assets and Liabilities

October 31, 2025

Assets
Investments in securities at fair value (cost $29,302,222)	$64,558,556
Receivable for fund shares sold	3,700
Dividends and interest receivable	47,895
Prepaid expenses	22,671
Total Assets	64,632,822
Liabilities
Due to advisor	27,603
Administration and fund accounting fees	5,182
Audit fees	18,518
Transfer agent fees and expenses	14,743
Shareholder reporting fees	6,117
Trustee fees and expenses	1,453
Chief Compliance Officer fee	14,408
Custody fees	3,277
Legal fees	1,671
Total Liabilities	92,972
Net Assets	$64,539,850
Components of Net Assets:
Paid-in capital	$17,792,571
Accumulated earnings	46,747,279
Total Net Assets	$64,539,850
Shares outstanding (unlimited number of shares authorized, par value $0.01)	2,178,902
Net Asset Value, Redemption Price and Offering Price Per Share	$29.62

See accompanying notes which are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

Statement of Operations

For the Year Ended October 31, 2025

Investment Income
Dividend income	$612,022
Total investment income	612,022

Expenses
Advisory fees (Note 4)	453,551
Administration and fund accounting fees (Note 4)	66,510
Transfer agent fees and expenses (Note 4)	35,368
Registration fees	26,787
Legal fees	25,810
Chief Compliance Officer fees (Note 4)	24,374
Trustee fees and expenses	20,453
Audit fees	18,900
Custody fees (Note 4)	15,872
Shareholder reporting	14,828
Fund accounting fees (Note 4)	4,925
Insurance expense	2,943
Miscellaneous expense	36,277
Total expenses	746,598
Less: fee waiver from Advisor (Note 4)	(149,529)
Net operating expenses	597,069
Net investment income	14,953

Net Realized Unrealized Gain (Loss) on Investments
Net realized gain on investments	11,483,809
Net change in unrealized depreciation on investments	(1,075,023)
Net realized and change in unrealized gain on investments	10,408,786
Net increase in net assets resulting from operations	$10,423,739

See accompanying notes which are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

Statements of Changes in Net Assets

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$14,953	$132,714
Net realized gain on investments	11,483,809	10,440,252
Net change in unrealized appreciation (depreciation) on investments	(1,075,023)	9,351,219
Net increase in net assets resulting from operations	10,423,739	19,924,185

Distributions to Shareholders
Net dividends and distributions to shareholders	(10,545,723)	(9,800,363)
Total distributions	(10,545,723)	(9,800,363)

Capital Share Transactions
Proceeds from shares sold	1,085,526	870,137
Proceeds from shares issued in reinvestment of dividends	10,456,785	9,735,135
Cost of shares redeemed	(10,544,500)	(14,791,834)
Net increase (decrease) in net assets resulting from capital transactions	997,811	(4,186,562)
Total Increase in Net Assets	875,827	5,937,260

Net Assets
Beginning of year	63,664,023	57,726,763
End of year	$64,539,850	$63,664,023

Changes in Shares Outstanding
Shares sold	41,412	31,859
Shares issued in reinvestment of dividends	417,770	396,543
Shares redeemed	(415,272)	(542,680)
Net increase (decrease) in Fund shares outstanding	43,910	(114,278)
Shares outstanding, beginning of year	2,134,992	2,249,270
Shares outstanding, end of year	2,178,902	2,134,992

See accompanying notes which are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

Financial Highlights

(For a share outstanding during each period)

	For the Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of year	$29.82	$25.66	$26.81	$34.53	$25.06

Income from investment operations:
Net investment income	0.01	0.06	0.24	0.21	0.20
Net realized and unrealized gain/(loss) on investments	4.78	8.76	0.87	(5.59)	9.53
Total from investment operations	4.79	8.82	1.11	(5.38)	9.73

Less distributions to shareholders from:
Net investment income	(0.05)	(0.25)	(0.22)	(0.20)	(0.26)
Net realized gains	(4.94)	(4.41)	(2.04)	(2.14)	—
Total distributions	(4.99)	(4.66)	(2.26)	(2.34)	(0.26)

Redemption fees	—	—	—	—	— (a)
Net asset value, end of year	$29.62	$29.82	$25.66	$26.81	$34.53

Total Return(b)	19.14%	38.26%	4.07%	(16.87)%	39.00%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$64,540	$63,664	$57,727	$64,601	$87,011
Ratio of net expenses to average net assets:
Before fee waivers	1.25%	1.18%	1.17%	1.14%	1.15%
After fee waivers	1.00%	1.00%	1.00%	1.00%	1.04%
Ratio of net investment income to average net assets:
Before fee waivers	(0.23)%	0.03%	0.67%	0.53%	0.48%
After fee waivers	0.03%	0.21%	0.84%	0.67%	0.59%
Portfolio turnover rate	27%	14%	19%	14%	4%

(a)	Rounds to less than $0.01 per share.
(b)	Total returns would have been lower had expenses not been waived by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See accompanying notes which are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements

October 31, 2025

NOTE 1 – ORGANIZATION

The Fort Pitt Capital Total Return Fund (the “Fund”) is a diversified series of Exchange Place Advisors Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The amended and restated agreement and declaration of trust, dated June 24, 2024, permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of such series of funds currently authorized by the Board.

On June 28, 2024, the Fund acquired all of the assets, and assumed all liabilities, of the Fort Pitt Capital Total Return Fund, a series of Advisors Series Trust (the “Predecessor Fund”), in a tax-free reorganization (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund were exchanged for shares of the Fund. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The Fund is a continuation of the Predecessor Fund and assumed the performance and accounting history of the Predecessor Fund as of the date of the Reorganization. The Predecessor Fund was organized on July 15, 2011, to acquire the assets and liabilities of the Fort Pitt Capital Total Return Fund, a series of Fort Pitt Capital Funds (the “Prior Predecessor Fund”), which commenced operations on December 31, 2001, in exchange for shares of the Predecessor Fund. Accordingly, the Predecessor Fund is the successor to the Prior Predecessor Fund. The Predecessor Fund had an investment objective, strategies and policies substantially similar to the Prior Predecessor Fund.

Effective as of the close of business on June 28, 2024, all the assets, subject to the liabilities of the Predecessor Fund, were transferred to the Fund in exchange for 2,259,945 shares at a net asset value per share (“NAV”) of $28.05 of the Fund to the shareholders of the Predecessor Fund. The net assets contributed resulting from these tax-free transactions on the close of business June 28, 2024, after the reorganization, was $63,387,998 including net unrealized appreciation of $33,113,278, undistributed net investment income of $72,721, undistributed realized gain of $9,709,709, and investment cost of $30,308,581. For financial reporting purposes, assets received and shares issued were recorded at fair value; however, the cost basis of the investments received was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. The Fund’s performance for periods prior to June 28, 2024, is that of the Predecessor Fund. The Predecessor Fund is the accounting survivor.

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

October 31, 2025

Beginning on November 1, 2024, following an internal restructuring, Kovitz Investment Group Partners, LLC (“Kovitz” or the “Advisor”) began serving as the Fund’s investment Advisor. Prior to November 1, 2024, Fort Pitt Capital Group, LLC (“Fort Pitt Capital”), an affiliate of the Advisor, served as the Fund’s investment Advisor. Focus Financial Partners, Inc. (“Focus”) is the ultimate parent company. The Fort Pitt Capital Group division of the Advisor is responsible for managing the investment of the Fund’s portfolio of securities. The investment goal of the Fund is to seek to realize a combination of long-term capital appreciation and income that will produce maximum total return. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments (See Note 8 in these Notes to Financial Statements).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes: The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Income Tax Statement requires

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

October 31, 2025

management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the previous three tax year ends and the interim tax period since then, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund may utilize deemed dividends on redemptions accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means. The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified with the capital accounts based on their Federal tax treatment.

Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. There were no reclassifications during the year ended October 31, 2025.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

October 31, 2025

REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in their annual distribution to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

Segment Reporting: The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, the chief decision maker responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

October 31, 2025

Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment advisor, Fort Pitt Capital Group, LLC (the “Advisor”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Advisor, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities is not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of October 31, 2025:

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

October 31, 2025

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$64,239,779	$—	$—	$64,239,779
Money Market Funds	318,777	—	—	318,777
Total	$64,558,556	$—	$—	$64,558,556

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services pursuant to the Advisory Agreement between the Trust and the Advisor with respect to the Fund. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.76%, based upon the average daily net assets of the Fund. For the year ended October 31, 2025, the Fund incurred $453,551 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to contractually reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, and extraordinary expenses) to 1.00% of average daily net assets through at least February 28, 2027. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Such reimbursement may not be paid prior to a Fund’s payment of current ordinary operating expenses. For the year ended October 31, 2025, the Advisor reduced its fees in the amount of $149,529; no amounts were reimbursed to the Advisor. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

October 31, 2025

Date	Amount
10/31/2028	149,529	(a)

(a)	Any such reduction prior to reorganization or reassignment of the Advisory Agreement, as described in Note 1 of these Notes to Financial Statements, made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are no longer subject to reimbursement by the Fund to the Advisor.

Ultimus Fund Solutions, LLC (“Ultimus”) served as the Fund’s administrator, fund accountant and transfer agent for the period ended October 31, 2025. Ultimus maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of the Administrator, provides a Chief Compliance Officer to the Trust, as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended October 31, 2025, are disclosed in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Ultimus. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $22,711 of sub-transfer agent fees during the year ended October 31, 2025. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.

Ultimus Fund Distributors, LLC (the “Distributor”) acted as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2025, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $16,460,264 and $25,973,627, respectively. There were no purchases and sales of U.S. government securities during the year ended October 31, 2025.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The character of income and gains distributed is determined in accordance with the Code and the Treasury regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

October 31, 2025

differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications, as stated below, have no impact on net assets or net asset value per share.

Increase/ (Decrease) Paid-in-Capital	Increase/ (Decrease) Distributable Earnings
1	(1)

The tax character of distributions paid during years ended October 31, 2025, and October 31, 2024, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$235,594	$610,190
Long-term capital gains	10,310,129	9,190,173
Total distributions paid	$10,545,723	$9,800,363

As of October 31, 2025, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$29,302,222
Gross tax unrealized appreciation	35,449,638
Gross tax unrealized depreciation	(193,304)
Net tax unrealized appreciation(a)	$35,256,334
Undistributed ordinary income	10,366
Undistributed long-term capital gain	11,480,579
Total distributable earnings	$11,490,945
Total accumulated earnings/(losses)	$46,747,279

(a)	The difference between book-basis and tax-basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

NOTE 7 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

Sector Emphasis Risk: Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

October 31, 2025

developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

Financials Sector Risk: The performance of companies in the financials sector, as traditionally defined, may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in regulation of any individual financial company, or of the financials sector as a whole, cannot be predicted.

Industrials Sector Risk: Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector can be adversely affected by environmental damages, product liability claims and exchange rates.

Information Technology Sector Risk: Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Health Care Sector Risk: The performance of companies in the health care sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many health care companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many health care companies are subject to extensive litigation based on product liability and similar claims.

Equity Securities Risk: The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. In addition, as noted below, certain sectors of the market may be “out of favor” during a particular time period which can result in volatility in equity

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

October 31, 2025

price movements. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

Large Capitalization Company Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small- and Medium-Capitalization Company Risk: Investing in small and medium capitalization companies can be riskier than investing in larger, more established companies due to, among other things, narrower product lines, more limited financial resources and fewer experienced managers. Securities of small-cap or medium-cap companies may trade less frequently and in smaller volumes than securities of larger companies.

NOTE 8 – SUBSEQUENT EVENT

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure other than the following:

In December 2023, the FASB issued Accounting Standards update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

Kovitz Investment Group Partners, LLC (the “Current Adviser” or “Kovitz”), the investment adviser to the Fund, will undergo an internal restructuring (the “Transaction”) to be effective on or about December 31, 2025 (“Closing Date”), that will result in the transfer of the Current Adviser’s assets and liabilities to Focus Partners Wealth, LLC (“Focus Wealth” or “New Adviser”), which is also a wholly-owned subsidiary of Kovitz’s

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

October 31, 2025

parent, Focus Financial Partners Inc. (“Focus Financial”). As a result of the Transaction, the existing investment advisory agreement (the “Current Advisory Agreement”) between the Trust and the Current Adviser with respect to the Fund will be terminated as of the Closing Date. The Transaction is subject to regulatory approvals and customary closing conditions. There is no assurance that the Transaction will close.

In connection with the Transaction, it is proposed that the Fund, which currently operates as an open-end mutual fund, be reorganized into Kovitz Core Equity ETF (the “Acquiring Fund”), a series of Valued Advisers Trust (the “Acquiring Trust”), which is also advised by Focus Wealth and that operates as an exchange-traded fund (the “Reorganization”). At a meeting held on December 9-10, 2025, the Board of Trustees (the “Board”) of the Trust, approved the Agreement and Plan of Reorganization (the “Plan”) for the Reorganization. Pursuant to the Plan, the Fund will transfer substantially of its assets and all of its liabilities to the Acquiring Fund in exchange for newly issued common shares of the Acquiring Fund. The Reorganization is expected to close in the second quarter of 2026, subject to the fulfillment of closing conditions, including the approval of the Plan by the Fund’s shareholders. More detailed information regarding the Reorganization and the proposals to be voted upon at the special meeting of the Fund’s shareholders will be provided in a proxy statement/prospectus in connection with the special meeting.

At the December 9-10, 2025, meeting of the Board, the Board, comprised solely of Trustees who are not “interested persons” of the Trust (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), also unanimously voted to approve, and to recommend that shareholders approve, an investment advisory agreement between Focus Wealth and the Trust, on behalf of the Fund (the “New Advisory Agreement”), on substantially the same terms as the Current Advisory Agreement. Under the New Advisory Agreement, the New Adviser will provide investment advisory services to the Fund on the same terms and conditions and advisory fee rate as those currently in effect. The Fund’s investment objective, policies, risks, principal or non-principal strategies, and fundamental or non-fundamental investment restrictions will not change as a result of the Transaction. All of the investment advisory personnel who currently manage the Fund are expected to continue to do so after the Closing Date. The New Advisory Agreement with Focus Wealth will be submitted to the Fund’s shareholders for approval at the forthcoming special meeting of the Fund’s shareholders. Shareholders will be asked to approve the New Advisory Agreement in the event the Reorganization is not approved or not consummated in a timely manner.

Pending shareholder approval of the New Advisory Agreement, Focus Wealth will act as the investment adviser to the Fund pursuant to an interim advisory agreement pursuant to Rule 15a-4 under the 1940 Act between the Trust, on behalf of the Fund, and Focus

Fort Pitt Capital Total Return Fund

Notes to the Financial Statements (continued)

October 31, 2025

Wealth, which was also approved by the Board and that will take effect on the Closing Date. The interim advisory agreement has substantially the same terms as the Current Advisory Agreement, except for the start and end date of the agreement and other provisions applicable to the interim investment advisory agreement as required under the 1940 Act. Focus Wealth will continue managing the Fund under either the interim advisory agreement or the New Advisory Agreement until the Reorganization is consummated. As required by Rule 15a-4 under the 1940 Act, shareholder approval of the New Advisory Agreement is also necessary to permit payment to Focus Wealth of the fees accrued under the interim advisory agreement even if the Reorganization is separately approved.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Fort Pitt Capital Total Return Fund and

Board of Trustees of Exchange Place Advisors Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fort Pitt Capital Total Return Fund (the “Fund”), a series of Exchange Place Advisors Trust, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended October 31, 2023, and prior, were audited by other auditors whose report dated December 29, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2024.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 29, 2025

Additional Information (Unaudited)

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures for Open-End Management Investment Companies

Not applicable

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable

Notice to Shareholders at October 31, 2025 (Unaudited)

For the year ended October 31, 2025, the Fort Pitt Capital Total Return Fund designated $10,310,129 as long-term capital gains for purposes of the dividends paid deduction.

For the year ended October 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from net investment income designated as qualified dividend income was 100%.

For corporate shareholders in the Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2025, was 100%.

FORT PITT CAPITAL TOTAL RETURN FUND

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

INVESTMENT ADVISOR

Kovitz Investment Group, LLC

71 South Wacker Drive, Suite 1860

Chicago, IL 60606

DISTRIBUTOR

Ultimus Fund Distributors, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

CUSTODIAN

U.S. Bank N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

TRANSFER AGENT

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

Blank Rome LLP

1271 Avenue Of The Americas

New York, New York 10020

This report has been prepared for shareholders and may be
distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. Information included in the Fund’s
Form N-PORT is also available, upon request, by calling 1-866-688-8775.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers. Attached hereto.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(3)	Not applicable

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Place Advisors Trust

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	1/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ian Martin
Ian Martin, President and Principal Executive Officer

Date	01/7/2026

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Principal Financial Officer

Date	01/7/2026